Expense Example - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - FidelityEnvironmentandAlternativeEnergyNaturalResourcesFunds-ComboPRO - Fidelity Natural Resources Fund - Fidelity Natural Resources Fund
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 79
3 years	246
5 years	428
10 years	$ 954